UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SMALL CAP FUND

FORM N-Q

JANUARY 31, 2016

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.8%
Gentex Corp.	700,000	$9,583,000

Diversified Consumer Services - 3.3%
2U Inc.	290,000	5,855,100	*
Service Corporation International	480,000	11,611,200

Total Diversified Consumer Services		17,466,300

Hotels, Restaurants & Leisure - 5.1%
Chuy’s Holdings Inc.	200,004	6,838,137	*
Fogo De Chao Inc.	280,063	3,988,097	*
Planet Fitness Inc., Class A Shares	300,000	4,287,000	*
Potbelly Corp.	512,069	5,479,138	*
Red Robin Gourmet Burgers Inc.	95,000	5,865,300	*

Total Hotels, Restaurants & Leisure		26,457,672

Household Durables - 0.8%
Taylor Morrison Home Corp., Class A Shares	341,270	4,112,304	*

Media - 0.8%
Carmike Cinemas Inc.	188,240	4,175,163	*

Specialty Retail - 1.9%
Monro Muffler Brake Inc.	150,000	9,862,500

TOTAL CONSUMER DISCRETIONARY		71,656,939

CONSUMER STAPLES - 3.0%
Food Products - 2.5%
TreeHouse Foods Inc.	160,000	12,697,600	*

Personal Products - 0.5%
Inter Parfums Inc.	100,000	2,685,000

TOTAL CONSUMER STAPLES		15,382,600

ENERGY - 5.6%
Energy Equipment & Services - 2.6%
Frank’s International NV	500,000	7,315,000
US Silica Holdings Inc.	350,000	6,527,500

Total Energy Equipment & Services		13,842,500

Oil, Gas & Consumable Fuels - 3.0%
Diamondback Energy Inc.	55,000	4,155,250	*
Murphy USA Inc.	160,000	9,256,000	*
Sanchez Energy Corp.	580,000	2,099,600	*

Total Oil, Gas & Consumable Fuels		15,510,850

TOTAL ENERGY		29,353,350

FINANCIALS - 23.4%
Banks - 6.6%
First Interstate BancSystem Inc., Class A Shares	340,000	9,163,000
Hancock Holding Co.	263,000	6,301,480
LegacyTexas Financial Group Inc.	236,200	4,612,986
Popular Inc.	215,000	5,405,100
Talmer Bancorp Inc., Class A Shares	550,000	8,833,000

Total Banks		34,315,566

Capital Markets - 1.8%
PennantPark Investment Corp.	741,382	3,936,738
Triangle Capital Corp.	307,543	5,514,246

Total Capital Markets		9,450,984

Consumer Finance - 1.8%
OneMain Holdings Inc.	360,000	9,514,800	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Diversified Financial Services - 2.2%
MarketAxess Holdings, Inc.	60,000	$6,973,800
PRA Group Inc.	160,000	4,760,000	*

Total Diversified Financial Services		11,733,800

Insurance - 3.1%
Assured Guaranty Ltd.	240,000	5,707,200
ProAssurance Corp.	205,370	10,293,144

Total Insurance		16,000,344

Real Estate Investment Trusts (REITs) - 6.3%
American Homes 4 Rent, Class A Shares	540,000	8,094,600
Lexington Realty Trust	590,000	4,324,700
Potlatch Corp.	225,000	6,489,000
Rouse Properties Inc.	470,000	8,225,000
Summit Hotel Properties Inc.	550,000	5,582,500

Total Real Estate Investment Trusts (REITs)		32,715,800

Thrifts & Mortgage Finance - 1.6%
Washington Federal Inc.	397,690	8,490,682

TOTAL FINANCIALS		122,221,976

HEALTH CARE - 11.3%
Biotechnology - 1.5%
Amarin Corp. PLC, ADR	1,850,000	2,516,000	*
Ligand Pharmaceuticals Inc.	54,000	5,398,380	*

Total Biotechnology		7,914,380

Health Care Equipment & Supplies - 5.1%
Endologix Inc.	530,000	3,778,900	*
Haemonetics Corp.	127,000	4,018,280	*
LivaNova PLC	165,000	9,236,700	*
Quotient Ltd.	779,769	9,341,633	*

Total Health Care Equipment & Supplies		26,375,513

Health Care Providers & Services - 3.3%
Brookdale Senior Living Inc.	208,020	3,386,565	*
HealthEquity Inc.	280,000	6,034,000	*
Surgical Care Affiliates Inc.	185,000	7,893,950	*

Total Health Care Providers & Services		17,314,515

Health Care Technology - 1.4%
Press Ganey Holdings Inc.	250,000	7,387,500	*

TOTAL HEALTH CARE		58,991,908

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.3%
HEICO Corp.	120,002	6,684,112

Airlines - 1.1%
Allegiant Travel Co.	35,000	5,616,450

Building Products - 1.1%
Continental Building Products Inc.	375,000	5,602,500	*

Commercial Services & Supplies - 1.2%
Copart Inc.	195,000	6,534,450	*

Machinery - 1.7%
CIRCOR International Inc.	110,000	3,903,900
Woodward Inc.	112,000	5,173,280

Total Machinery		9,077,180

Marine - 1.2%
Matson Inc.	150,000	6,061,500

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Professional Services - 1.3%
ICF International Inc.	200,000	$6,842,000	*

Road & Rail - 2.4%
Landstar System Inc.	143,000	8,209,630
Marten Transport Ltd.	250,000	4,195,000

Total Road & Rail		12,404,630

Trading Companies & Distributors - 3.3%
GATX Corp.	180,000	7,376,400
Rush Enterprises Inc., Class A Shares	300,000	5,730,000	*
TAL International Group Inc.	360,000	4,060,800

Total Trading Companies & Distributors		17,167,200

TOTAL INDUSTRIALS		75,990,022

INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment, Instruments & Components - 3.9%
ePlus Inc.	85,000	8,050,350	*
Knowles Corp.	360,000	4,896,000	*
Methode Electronics Inc.	275,000	7,166,500

Total Electronic Equipment, Instruments & Components		20,112,850

Internet Software & Services - 5.1%
Criteo SA, Sponsored ADR	140,500	4,155,990	*
DHI Group Inc.	730,000	6,796,300	*
Q2 Holdings Inc.	350,000	7,581,000	*
WebMD Health Corp.	162,000	8,279,820	*

Total Internet Software & Services		26,813,110

IT Services - 3.6%
CSG Systems International Inc.	345,000	12,054,300
EVERTEC Inc.	475,000	6,526,500

Total IT Services		18,580,800

Semiconductors & Semiconductor Equipment - 4.2%
Applied Micro Circuits Corp.	930,700	5,174,692	*
Power Integrations Inc.	120,000	5,655,600
Semtech Corp.	319,510	6,422,151	*
Veeco Instruments Inc.	260,000	4,846,400	*

Total Semiconductors & Semiconductor Equipment		22,098,843

Software - 2.5%
AVG Technologies NV	390,000	7,359,300	*
Manhattan Associates Inc.	100,000	5,765,000	*

Total Software		13,124,300

TOTAL INFORMATION TECHNOLOGY		100,729,903

MATERIALS - 3.6%
Chemicals - 1.7%
Balchem Corp.	160,000	8,982,400

Metals & Mining - 1.9%
Steel Dynamics Inc.	532,520	9,771,742

TOTAL MATERIALS		18,754,142

UTILITIES - 3.7%
Electric Utilities - 3.0%
PNM Resources Inc.	250,000	7,852,500
Portland General Electric Co.	200,000	7,774,000

Total Electric Utilities		15,626,500

Independent Power and Renewable Electricity Producers - 0.7%
Dynegy Inc.	330,000	3,907,200	*

TOTAL UTILITIES		19,533,700

TOTAL COMMON STOCKS (Cost - $523,148,653)		512,614,540

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY		SHARES	VALUE
INVESTMENT IN UNDERLYING FUNDS - 1.7%
FINANCIALS - 1.7%
Main Street Capital Corp. (Cost - $9,641,789)		305,771	$8,833,724	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $532,790,442)			521,448,264

	RATE
SHORT-TERM INVESTMENTS - 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $2,588,635)	0.355%	2,588,635	2,588,635

TOTAL INVESTMENTS - 100.4% (Cost - $535,379,077#)			524,036,899
Liabilities in Excess of Other Assets - (0.4)%			(2,179,081)

TOTAL NET ASSETS - 100.0%			$521,857,818

*	Non-income producing security.

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$512,614,540	—	—	$512,614,540
Investment in underlying funds	8,833,724	—	—	8,833,724

Total long-term investments	$521,448,264	—	—	$521,448,264

Short-term investments†	2,588,635	—	—	2,588,635

Total investments	$524,036,899	—	—	$524,036,899

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$62,891,205
Gross unrealized depreciation	(74,233,383)

Net unrealized depreciation	$(11,342,178)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016